LONG-TERM DEBT - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended						1 Months Ended
	Mar. 31, 2010	Oct. 05, 2009	Dec. 25, 2012	Dec. 28, 2010	Jun. 11, 2013	Dec. 25, 2012 Minimum [Member]	Dec. 25, 2012 Maximum [Member]	Jul. 29, 2011 Quarterly payments [Member]	Oct. 05, 2009 Quarterly payments [Member]	Dec. 25, 2012 Quarterly payments [Member]	Oct. 15, 2012 Three-year unsecured revolving credit facility [Member]	Jun. 11, 2013 Three-year unsecured revolving credit facility [Member]	Jul. 29, 2011 Five-year term loan facility [Member]	Jul. 29, 2011 Five-year term loan facility [Member] Minimum [Member]	Jul. 29, 2011 Five-year term loan facility [Member] Maximum [Member]	Jul. 29, 2011 Five-year term loan revolving credit facility[Member]	Jul. 29, 2011 Letter of credit [Member]	Oct. 05, 2009 Term loans [Member]	Oct. 05, 2009 Revolving credit facility [Member]	Mar. 23, 2010 Revolving credit facility [Member] Quarterly payments [Member]
Proforma Debt Instrument [Line Items]
Revolving credit facility											$ 25,000,000		$ 10,000,000						$ 16,000,000
Credit facility maturity date											3 years	3 years	5 years			5 years
LIBOR interest rate											Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%.	Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%.	Borrowings under the 2011 credit facility bore interest at a rate between LIBOR plus 4.75% and LIBOR plus 5.75%
Basis spread on variable rate											1.50%			4.75%	5.75%
Percentage of commitment fee paid on unused revolving loan facility			0.75%					0.50%			0.25%	0.25%
Revolving credit facility, amount outstanding			0		0
Borrowings available under revolving credit facility			25,000,000
Total outstanding letter of credit commitments			761,000		761,000
Term loan																	70,000,000	106,025,000
Principal payments made on quarterly basis										875,000
Principle periodic payments description										Principal payments were due in quarterly payments of $875 commencing September 30, 2013 with the balance due July 29, 2016.
Additional principal payment in connection with excess cash flow	6,000,000	1,500,000							750,000
Percentage of principal payment in excess of cash flow		80.00%																	100.00%
Outstanding principal balance		75,000,000
Reduction in amounts available under revolving commitments																				250,000
Interest rate on debt on senior debt rating and outstanding principal balance				9.25%		5.50%	8.00%
Borrowings available under revolving credit facility			$ 24,200,000		$ 24,200,000